Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2017
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Aug. 23, 2017
Document Effective Date	Aug. 28, 2017
Prospectus Date	Aug. 28, 2017
Nuance Concentrated Value Fund | Institutional Class Shares
Prospectus:
Trading Symbol	NCVLX
Nuance Concentrated Value Fund | Investor Class
Prospectus:
Trading Symbol	NCAVX
Nuance Mid Cap Value Fund | Institutional Class
Prospectus:
Trading Symbol	NMVLX
Nuance Mid Cap Value Fund | Investor Class
Prospectus:
Trading Symbol	NMAVX
Nuance Mid Cap Value Fund | Z Class Shares
Prospectus:
Trading Symbol	NMVZX
Nuance Concentrated Value Long-Short Fund | Investor Class Shares
Prospectus:
Trading Symbol	NCLIX
Nuance Concentrated Value Long-Short Fund | Institutional Class Shares
Prospectus:
Trading Symbol	NCLSX